ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Applicable tax rate	35.00%	35.00%	30.00%
Argentina [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	35.00%
Ecuador [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%
Bolivia [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%
Uruguay [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%
E C [Member]
IfrsStatementLineItems [Line Items]
Surcharge rate	3.00%
B O [Member]
IfrsStatementLineItems [Line Items]
Withholding income tax rate	12.50%
Percentage of withholdings on dividends	10.00%